Supplier Finance Arrangements - Summary of Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider | Recognized in Debt
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	$ 1,119,196	$ 684,755